12. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
12. SUBSEQUENT EVENTS

Pursuant to a PPM more fully described in Note 8, 76,534 shares of the Company's no par value common stock have been issued for $153,068 of cash since the period ended June 30, 2012.

Pursuant to the Production Loan Agreements more fully described in Note 5, the Company issued 47,500 Default Warrants for a value of $95,000 since the period ended June 30, 2012.

Beginning July 2, 2012, the Company entered into an agreement with Golden Sunlight Mines, Inc. to ship approximately 30,000 short tons of ore from old tailings of the Lead King mine. However, the Company estimates only 20,000 short tons will be shipped pursuant to this agreement. The agreement will continue until December 31, 2012, or until the maximum ore tonnage has been reached.